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                                  July 13, 2000






Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

             Re: Islamia Group of Funds
                (File No. 333-20177) (CIK No. 0001031008)


Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on June 21, 2000.


                                            Very truly yours,

                                            ISLAMIA GROUP OF FUNDS




                                            BY:  /S/ QAMARUDDIN ALI YAR KHAN
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